                                    Form 13F

                            UNITED STATES SECURITIES
                            AND EXCHANGE COMMISSION

                              Washington, DC 20549

                              Form 13F Cover Page

        Report for the Calendar Year or Quarter Ended: December 31, 2002
          Check here if Amendment [ ]: Amendment Number:_____________
                       This Amendment (Check only one.):

                                     [_] is a restatement.

                                     [_] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:             Peter Homans

Address:          One International Place
                  29/th/ Floor
                  Boston, Massachusetts 02110

Form 13F File Number:  28-06051
                       -------------

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Reporting Manager: Peter Homans

Title:             Institutional Manager

Phone:             (617) 856-8875

Signature, Place, and Date of Signing:

 /s/ Peter Homans
--------------------------------------------------------------------------------
(Signature)

Boston, Massachusetts
--------------------------------------------------------------------------------
(City, State)

January 15, 2003
--------------------------------------------------------------------------------
(Date)


Report Type (Check only one.):

[X]     13F HOLDINGS REPORT.

[_]     13F NOTICE.

[_]     13F COMBINATION REPORT.

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Report Summary:

Number of Other Included Managers:      1

Form 13F Information Table Entry Total: 28

Form 13F Information Table Value Total: $91,595 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. One

Form 13F File Number 28-06049
                     -----------------------------------------------------------
Name:    Neil Druker

                                       2

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                                    FORM 13F

                                                               Name of Reporting Manager
--------------------------------------------------------------------------------------------------------------------
                 Item 1:             Item 2:          Item 3:           Item 4:                    Item 5:

Name of Issuer                   Title of Class   CUSIP number     Fair Market Value      Shares of Principal Amount
--------------------------------------------------------------------------------------------------------------------
ABBOTT LABORATORIES              COM                002824100                  1,000                          25,000
ADVANCED FIBRE COMMUNICATIONS    COM                00754A105                  5,004                         300,000
AFFYMETRIX INC                   COM                00826T108                  1,602                          70,000
AMGEN INC                        COM                031162100                  6,284                         130,000
ANDREW CORP                      COM                034425108                    308                          30,000
BIO-RAD LABORATORIES INC CL A    CL A               090572207                    464                          12,000
CABOT MICROELECTRONICS CORP      COM                12709P103                  4,814                         102,000
CERNER CORP                      COM                156782104                  6,252                         200,000
CREE RESEARCH INC                COM                225447101                    728                          44,500
CYMER INC                        COM                232572107                    484                          15,000
EASTMAN KODAK CO                 COM                277461109                  3,504                         100,000
EXTREME NETWORKS INC             COM                30226D106                    180                          55,000
FOREST LABORATORIES INC          COM                345838106                  9,822                         100,000
HCA-HEALTHCARE CO                COM                404119109                  8,300                         200,000
IDEC PHARMACEUTICALS CORP        COM                449370105                  6,634                         200,000
INVESTORS FINL SERVICES CORP     COM                461915100                  5,478                         200,000
OXFORD HEALTH PLANS INC          COM                691471106                  7,290                         200,000
CHILDRENS PLACE RETAIL STORES    COM                168905107                    266                          25,000
QUALCOMM INC                     COM                747525103                    364                          10,000
RF MICRO DEVICES INC             COM                749941100                     73                          10,000
SCIOS NOVA INC                   COM                808905103                  7,656                         235,000
SILICON LABORATORIES INC         COM                826919102                     42                           2,180
SEMICONDUCTOR HOLDRS TR          DEP RPCT           816636203                  7,753                         350,000
SANDISK CORP                     COM                80004C101                  2,700                         133,000
***SGS THOMSON MICROELEC-        COM                861012102                  2,731                         140,000
VARIAN SEMICONDUCTOR EQUIPMENT   COM                922207105                    356                          15,000
WALGREEN CO                      COM                931422109                    438                          15,000
WEBSENSE INC                     COM                947684106                  1,068                          50,000
                                                                              91,595

                                --------------------------------------------------------------------------------------------
                                                                Item 6:                                     Item 7:
                                --------------------------------------------------------------------
Name of Issuer                 (a) Sole      (b) Shared As Defined In Instr. V   (c) Shared-Other        Other Managers
----------------------------------------------------------------------------------------------------------------------------
ABBOTT LABORATORIES                                                                       X                   one
ADVANCED FIBRE COMMUNICATIONS                                                             X                   one
AFFYMETRIX INC                                                                            X                   one
AMGEN INC                                                                                 X                   one
ANDREW CORP                                                                               X                   one
BIO-RAD LABORATORIES INC CL A                                                             X                   one
CABOT MICROELECTRONICS CORP                                                               X                   one
CERNER CORP                                                                               X                   one
CREE RESEARCH INC                                                                         X                   one
CYMER INC                                                                                 X                   one
EASTMAN KODAK CO                                                                          X                   one
EXTREME NETWORKS INC                                                                      X                   one
FOREST LABORATORIES INC                                                                   X                   one
HCA-HEALTHCARE CO                                                                         X                   one
IDEC PHARMACEUTICALS CORP                                                                 X                   one
INVESTORS FINL SERVICES CORP                                                              X                   one
OXFORD HEALTH PLANS INC                                                                   X                   one
CHILDRENS PLACE RETAIL STORES                                                             X                   one
QUALCOMM INC                                                                              X                   one
RF MICRO DEVICES INC                                                                      X                   one
SCIOS NOVA INC                                                                            X                   one
SILICON LABORATORIES INC                                                                  X                   one
SEMICONDUCTOR HOLDRS TR                                                                   X                   one
SANDISK CORP                                                                              X                   one
***SGS THOMSON MICROELEC-                                                                 X                   one
VARIAN SEMICONDUCTOR EQUIPMENT                                                            X                   one
WALGREEN CO                                                                               X                   one
WEBSENSE INC                                                                              X                   one

                               -------------------------------------------------
                                                      Item 8:
                               -------------------------------------------------
Name of Issuer                    (a) Sole      (b) Shared           (c) None
--------------------------------------------------------------------------------
ABBOTT LABORATORIES                                   25,000
ADVANCED FIBRE COMMUNICATIONS                        300,000
AFFYMETRIX INC                                        70,000
AMGEN INC                                            130,000
ANDREW CORP                                           30,000
BIO-RAD LABORATORIES INC CL A                         12,000
CABOT MICROELECTRONICS CORP                          102,000
CERNER CORP                                          200,000
CREE RESEARCH INC                                     44,500
CYMER INC                                             15,000
EASTMAN KODAK CO                                     100,000
EXTREME NETWORKS INC                                  55,000
FOREST LABORATORIES INC                              100,000
HCA-HEALTHCARE CO                                    200,000
IDEC PHARMACEUTICALS CORP                            200,000
INVESTORS FINL SERVICES CORP                         200,000
OXFORD HEALTH PLANS INC                              200,000
CHILDRENS PLACE RETAIL STORES                         25,000
QUALCOMM INC                                          10,000
RF MICRO DEVICES INC                                  10,000
SCIOS NOVA INC                                       235,000
SILICON LABORATORIES INC                               2,180
SEMICONDUCTOR HOLDRS TR                              350,000
SANDISK CORP                                         133,000
***SGS THOMSON MICROELEC-                            140,000
VARIAN SEMICONDUCTOR EQUIPMENT                        15,000
WALGREEN CO                                           15,000
WEBSENSE INC                                          50,000